Schedule of Investments (unaudited)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Afterpay Ltd.(a)	4,828	$447,263
Ampol Ltd.	22,152	512,404
APA Group	11,360	70,485
Aristocrat Leisure Ltd.	14,492	513,984
ASX Ltd.	2,840	178,601
Australia & New Zealand Banking Group Ltd.	52,540	1,118,076
Brambles Ltd.	40,896	310,265
Cochlear Ltd.	1,420	237,512
Coles Group Ltd.	21,300	276,026
Commonwealth Bank of Australia	28,542	2,262,302
Computershare Ltd.	21,181	301,392
Crown Resorts Ltd.(a)	21,300	160,560
CSL Ltd.	8,378	1,906,333
Dexus	36,396	298,549
Endeavour Group Ltd.	21,726	111,638
Evolution Mining Ltd.	32,802	89,055
Fortescue Metals Group Ltd.	65,888	686,555
Goodman Group	28,400	470,215
GPT Group (The)	45,582	177,954
Insurance Australia Group Ltd.	74,266	269,101
James Hardie Industries PLC	11,644	457,449
Lendlease Corp. Ltd.	21,442	169,868
Macquarie Group Ltd.	7,242	1,069,130
Magellan Financial Group Ltd.	10,792	283,895
Medibank Pvt Ltd.	41,464	104,204
Mirvac Group	136,888	292,142
National Australia Bank Ltd.	62,906	1,367,701
Newcrest Mining Ltd.	11,928	223,481
Northern Star Resources Ltd.	32,944	228,066
QBE Insurance Group Ltd.	29,110	260,634
Ramsay Health Care Ltd.	4,591	245,371
REA Group Ltd.	2,556	310,218
Rio Tinto PLC	22,578	1,407,771
Scentre Group	132,344	301,862
Seek Ltd.	15,194	377,615
Sonic Healthcare Ltd.	8,804	267,153
Stockland	96,560	332,837
Suncorp Group Ltd.	38,482	340,521
Sydney Airport(a)	51,008	316,323
Tabcorp Holdings Ltd.	71,864	270,593
Telstra Corp. Ltd.	67,592	195,373
Transurban Group	66,840	681,043
Treasury Wine Estates Ltd.	29,962	261,434
Vicinity Centres	112,890	147,433
Wesfarmers Ltd.	26,270	1,136,590
Westpac Banking Corp.	69,456	1,351,275
Woolworths Group Ltd.	21,726	625,813
		23,424,065
Austria — 0.1%
Erste Group Bank AG	6,390	274,040
Raiffeisen Bank International AG	7,161	209,244
Verbund AG	8,946	932,551
		1,415,835
Belgium — 0.2%
Anheuser-Busch InBev SA/NV	16,756	1,024,917
Groupe Bruxelles Lambert SA	2,567	297,852
KBC Group NV	2,556	238,022
UCB SA	1,846	220,645
Security	Shares	Value

Belgium (continued)
Umicore SA	7,384	$423,373
		2,204,809
Brazil — 0.3%
Ambev SA	109,057	328,303
B3 SA - Brasil, Bolsa, Balcao	149,100	314,643
Banco Bradesco SA	37,522	113,022
Banco do Brasil SA	28,400	143,414
CCR SA	71,000	143,791
Localiza Rent a Car SA	29,451	236,389
Lojas Renner SA	28,446	162,446
Magazine Luiza SA	86,762	166,182
Natura & Co. Holding SA(a)	28,400	195,747
Notre Dame Intermedica Participacoes SA	19,170	217,997
Suzano SA(a)	10,439	91,058
Telefonica Brasil SA	14,200	114,530
Ultrapar Participacoes SA	31,262	72,286
Vale SA	95,141	1,207,174
WEG SA	28,400	186,187
XP Inc.(a)	1	20
		3,693,189
Canada — 3.3%
Agnico Eagle Mines Ltd.	6,674	354,246
Alimentation Couche-Tard Inc., Class B	19,312	724,356
AltaGas Ltd.	56,942	1,178,777
Bank of Montreal.	11,502	1,248,807
Bank of Nova Scotia (The)	21,158	1,387,169
Barrick Gold Corp.	21,584	396,067
Bausch Health Cos Inc.(a)	8,662	242,796
BCE Inc.	5,396	277,779
Brookfield Asset Management Inc., Class A	29,536	1,783,234
Brookfield Renewable Corp., Class A	9,230	382,296
CAE Inc.(a)	32,029	971,274
Cameco Corp.	27,548	669,335
Canadian Imperial Bank of Commerce	6,106	740,900
Canadian National Railway Co.	11,360	1,509,771
Canadian Pacific Railway Ltd.	9,230	714,400
Canadian Tire Corp. Ltd., Class A, NVS	2,272	322,699
Canopy Growth Corp.(a)(b)	11,502	145,448
CCL Industries Inc., Class B, NVS	8,946	489,009
CGI Inc.(a)	2,698	241,024
Constellation Software Inc.	426	748,663
Dollarama Inc.	6,248	282,412
Enbridge Inc.	60,066	2,516,016
Fairfax Financial Holdings Ltd.	568	230,050
First Quantum Minerals Ltd.	22,152	524,445
Franco-Nevada Corp.	5,822	830,726
George Weston Ltd.	5,396	583,026
Great-West Lifeco Inc.	9,372	275,723
Hydro One Ltd.(c)	31,240	746,418
Imperial Oil Ltd.	15,904	538,443
Intact Financial Corp.	2,556	342,652
Ivanhoe Mines Ltd., Class A(a)	60,208	472,382
Keyera Corp.	21,158	542,285
Kirkland Lake Gold Ltd.	7,100	299,295
Loblaw Companies Ltd.	5,112	384,474
Lundin Mining Corp.	55,096	479,463
Magna International Inc.	3,976	323,419
Manulife Financial Corp.	25,418	495,175
Metro Inc.	4,118	207,198

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
National Bank of Canada	4,402	$364,438
Open Text Corp.	9,656	486,389
Pan American Silver Corp.	7,384	188,955
Pembina Pipeline Corp.	42,600	1,410,247
Power Corp. of Canada	11,135	370,867
Restaurant Brands International Inc.	3,791	214,638
RioCan REIT	16,046	288,999
Ritchie Bros Auctioneers Inc.	3,976	271,760
Rogers Communications Inc., Class B, NVS	6,958	323,612
Royal Bank of Canada	22,862	2,379,673
Shaw Communications Inc., Class B, NVS	17,040	490,712
Shopify Inc., Class A(a)	1,988	2,902,679
Sun Life Financial Inc.	8,378	477,457
TC Energy Corp.	15,904	860,353
TELUS Corp.	8,520	195,445
Thomson Reuters Corp.	7,952	956,540
Toronto-Dominion Bank (The)	28,431	2,063,866
Wheaton Precious Metals Corp.	15,194	613,358
WSP Global Inc.	3,408	462,019
Yamana Gold Inc.	48,138	189,036
		40,112,695
Chile — 0.0%
Falabella SA	80,514	222,648

China — 4.0%
Agricultural Bank of China Ltd., Class H	1,136,000	386,021
Alibaba Group Holding Ltd.(a)	285,568	5,872,037
Alibaba Health Information Technology Ltd.(a)	42,000	52,592
ANTA Sports Products Ltd.	9,000	139,443
Baidu Inc., ADR(a)	4,970	806,333
Bank of China Ltd., Class H	2,414,000	854,318
Bank of Communications Co. Ltd., Class A	497,000	350,451
Bank of Nanjing Co. Ltd., Class A	99,400	150,468
Bank of Ningbo Co. Ltd., Class A	14,200	84,544
BeiGene Ltd., ADR(a)(b)	994	355,574
Bilibili Inc., ADR(a)(b)	4,260	312,258
BYD Co. Ltd., Class H	7,000	267,733
CGN Power Co. Ltd., Class H(c)	1,988,000	535,165
China CITIC Bank Corp. Ltd., Class H	284,000	124,576
China Conch Venture Holdings Ltd.	71,000	345,014
China Construction Bank Corp., Class H	1,994,000	1,357,078
China Everbright Bank Co. Ltd., Class A	284,000	152,468
China Life Insurance Co. Ltd., Class H	284,000	493,384
China Mengniu Dairy Co. Ltd.	18,000	114,526
China Merchants Bank Co. Ltd., Class A	42,600	358,359
China Merchants Bank Co. Ltd., Class H	71,000	594,990
China Merchants Port Holdings Co. Ltd.	284,000	473,479
China Minsheng Banking Corp. Ltd., Class A	241,400	146,424
China Molybdenum Co. Ltd., Class H	426,000	263,354
China National Nuclear Power Co. Ltd., Class A	1,008,298	1,079,212
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	28,400	224,952
China Oilfield Services Ltd., Class H	568,000	543,216
China Overseas Land & Investment Ltd.	142,000	313,189
China Pacific Insurance Group Co. Ltd., Class A	28,400	121,153
China Resources Beer Holdings Co. Ltd.	14,000	115,596
China Resources Gas Group Ltd.	26,000	139,683
China Resources Land Ltd.	22,000	85,480
China Tower Corp. Ltd., Class H(c)	1,136,000	147,224
China Vanke Co. Ltd., Class H	43,300	101,167
Security	Shares	Value

China (continued)
China Yangtze Power Co. Ltd., Class A	170,400	$565,106
Chongqing Rural Commercial Bank Co. Ltd., Class H	284,000	102,160
Contemporary Amperex Technology Co. Ltd., Class A	2,100	210,087
Country Garden Holdings Co. Ltd.	142,000	133,623
Country Garden Services Holdings Co. Ltd.	15,000	115,477
CSPC Pharmaceutical Group Ltd.	284,000	296,354
ENN Energy Holdings Ltd.	28,400	489,289
Foshan Haitian Flavouring & Food Co. Ltd., Class A	19,332	353,531
Fosun International Ltd.	142,000	166,370
Geely Automobile Holdings Ltd.	142,000	492,831
Great Wall Motor Co. Ltd., Class H	71,000	319,468
Huazhu Group Ltd., ADR(a)	16,371	758,960
Iflytek Co. Ltd., Class A	28,400	250,630
Industrial & Commercial Bank of China Ltd., Class H	1,278,000	700,551
Industrial Bank Co. Ltd., Class A	142,098	413,012
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	28,400	190,151
Innovent Biologics Inc.(a)(c)	14,000	125,305
JD.com Inc., ADR(a)	16,756	1,311,660
Jiangsu Expressway Co. Ltd., Class H	284,000	269,297
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,200	411,440
KE Holdings Inc., ADR(a)	9,230	168,171
Kingdee International Software Group Co. Ltd.(a)	142,000	467,233
Kweichow Moutai Co. Ltd., Class A	800	227,990
Li Auto Inc., ADR(a)	12,070	393,844
Li Ning Co. Ltd.	71,000	783,489
Meituan, Class B(a)(c)	75,200	2,558,951
Muyuan Foods Co. Ltd., Class A	30,436	271,804
NetEase Inc., ADR	8,520	831,467
New Oriental Education & Technology Group Inc., ADR(a)	27,984	57,367
NIO Inc., ADR(a)(b)	25,560	1,007,320
People’s Insurance Co. Group of China Ltd. (The), Class H	568,000	177,172
PICC Property & Casualty Co. Ltd., Class H	284,000	264,388
Pinduoduo Inc., ADR(a)	8,662	770,225
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	14,200	68,646
Ping An Insurance Group Co. of China Ltd., Class A	14,200	109,545
Ping An Insurance Group Co. of China Ltd., Class H	92,000	658,971
Sany Heavy Industry Co. Ltd., Class A	85,200	305,131
SF Holding Co. Ltd., Class A	28,400	286,001
Shanghai International Airport Co. Ltd., Class A(a)	14,200	117,270
Shenzhen International Holdings Ltd.	246,500	296,765
Shenzhen Investment Ltd.	568,000	139,319
Shenzhou International Group Holdings Ltd.	14,200	305,928
Sichuan Chuantou Energy Co. Ltd., Class A	156,200	319,096
Sunac China Holdings Ltd.	142,000	303,670
Sunny Optical Technology Group Co. Ltd.	14,200	381,035
TAL Education Group, ADR(a)	8,094	33,104
Tencent Holdings Ltd.	99,400	6,046,481
Trip.com Group Ltd., ADR(a)	10,366	296,053
Vipshop Holdings Ltd., ADR(a)	10,508	117,269
Wens Foodstuffs Group Co. Ltd., Class A	58,440	150,163
Wuliangye Yibin Co. Ltd., Class A	14,200	479,213
WuXi AppTec Co. Ltd., Class H(c)	16,200	345,889
Wuxi Biologics Cayman Inc., New(a)(c)	100,500	1,522,269
Xiaomi Corp., Class B(a)(c)	255,600	698,697
XPeng Inc., ADR(a)(b)	7,952	370,802
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,800	373,749
Yintai Gold Co. Ltd., Class A	105,000	144,008
Yum China Holdings Inc.	6,417	366,282

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Yunnan Aluminium Co. Ltd., Class A(a)	80,000	$148,734
Zai Lab Ltd., ADR(a)	2,698	281,671
Zhejiang Expressway Co. Ltd., Class H	284,000	252,225
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,800	152,426
Zijin Mining Group Co. Ltd., Class H	284,000	394,944
ZTO Express Cayman Inc., ADR	8,520	249,892
		48,831,432
Colombia — 0.1%
Grupo de Inversiones Suramericana SA	81,082	472,617
Interconexion Electrica SA ESP	56,800	341,035
		813,652
Cyprus — 0.1%
Ozon Holdings PLC, ADR(a)	4,828	220,921
TCS Group Holding PLC, GDR(d)	3,834	395,355
		616,276
Denmark — 0.6%
Carlsberg A/S, Class B	1,480	244,371
Chr Hansen Holding A/S	3,550	282,455
Coloplast A/S, Class B	1,562	255,103
Danske Bank A/S	17,608	297,956
DSV A/S.	1,562	363,036
Genmab A/S(a)	1,136	510,350
Novo Nordisk A/S, Class B	30,530	3,347,763
Novozymes A/S, Class B	5,822	428,259
Orsted A/S(c)	6,390	902,539
Pandora A/S	2,272	317,934
Vestas Wind Systems A/S	22,010	951,484
		7,901,250
Finland — 0.3%
Kesko OYJ, Class B	11,360	369,705
Kone OYJ, Class B	5,538	377,687
Neste OYJ	20,306	1,130,472
Nokia OYJ(a)	92,584	531,386
Nordea Bank Abp	38,766	474,760
Sampo OYJ, Class A	8,094	430,288
Wartsila OYJ Abp	23,288	322,963
		3,637,261
France — 2.5%
Aeroports de Paris(a)	1,704	227,355
Airbus SE(a)	11,360	1,457,284
Alstom SA	5,396	192,302
Atos SE	4,260	222,256
AXA SA	45,156	1,313,723
BNP Paribas SA	18,034	1,207,146
Bureau Veritas SA	9,372	297,889
Capgemini SE	2,982	695,292
CNP Assurances	11,502	288,184
Danone SA	10,508	684,972
Dassault Aviation SA	1,420	148,395
Dassault Systemes SE	6,304	368,137
Edenred	3,867	209,248
Eiffage SA	2,840	292,307
EssilorLuxottica SA	6,283	1,299,936
Eurofins Scientific SE	2,556	301,646
Faurecia SE	576	30,083
Gecina SA	1,201	168,066
Getlink SE	8,094	124,576
Hermes International	568	901,936
Kering SA	1,562	1,172,335
Security	Shares	Value

France (continued)
Klepierre SA	12,354	$294,103
Legrand SA	5,112	557,668
L’Oreal SA	5,255	2,403,925
LVMH Moet Hennessy Louis Vuitton SE	5,112	4,008,429
Orange SA	18,176	198,208
Pernod Ricard SA	4,544	1,045,393
Publicis Groupe SA	5,112	343,186
Renault SA(a)	6,248	225,141
Safran SA	6,390	860,028
Sanofi	21,300	2,139,459
Sartorius Stedim Biotech	710	391,331
Schneider Electric SE	11,654	2,009,360
SCOR SE	11,680	393,209
Societe Generale SA	17,182	573,946
Sodexo SA(a)	3,266	317,747
Teleperformance	1,136	474,520
Thales SA	2,698	248,967
Unibail-Rodamco-Westfield(a)	4,020	287,047
Vinci SA	14,058	1,502,944
Vivendi SE	23,146	298,180
Worldline SA(a)(c)	5,175	301,786
		30,477,645
Germany — 2.0%
adidas AG	3,408	1,115,442
Allianz SE, Registered	8,520	1,978,432
Aroundtown SA	25,134	174,669
BASF SE	14,768	1,062,907
Bayer AG, Registered	19,880	1,120,390
Bayerische Motoren Werke AG	9,230	932,562
Beiersdorf AG	2,006	213,305
Brenntag SE	2,840	270,193
Continental AG(a)	2,982	350,598
Daimler AG, Registered	18,318	1,818,289
Delivery Hero SE(a)(c)	3,550	442,774
Deutsche Bank AG, Registered(a)	40,896	525,322
Deutsche Boerse AG	3,124	518,606
Deutsche Post AG, Registered	13,774	852,707
Deutsche Telekom AG, Registered	62,480	1,161,950
E.ON SE	36,210	459,136
Fresenius Medical Care AG & Co. KGaA	2,414	160,360
Fresenius SE & Co. KGaA	6,958	316,267
GEA Group AG	4,828	237,785
HelloFresh SE(a)	4,402	356,733
Infineon Technologies AG	28,833	1,350,288
KION Group AG	148	16,166
Merck KGaA	2,698	637,604
MTU Aero Engines AG	1,278	284,658
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,900	858,650
Puma SE	1,082	134,222
SAP SE	19,596	2,837,718
Siemens AG, Registered	15,620	2,539,529
Siemens Healthineers AG(c)	3,550	236,096
Symrise AG	1,988	274,984
Telefonica Deutschland Holding AG	67,166	174,995
Vonovia SE	9,798	594,374
Zalando SE(a)(c)	5,462	516,053
		24,523,764

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Greece — 0.0%
OPAP SA	5,625	$87,847

Hong Kong — 0.7%
AIA Group Ltd.	227,200	2,546,232
BOC Hong Kong Holdings Ltd.	71,000	224,988
Budweiser Brewing Co. APAC Ltd.(c)	85,200	233,687
CK Asset Holdings Ltd.	71,000	438,571
Galaxy Entertainment Group Ltd.(a)	25,000	134,518
Hang Seng Bank Ltd.	14,200	269,842
Hong Kong & China Gas Co. Ltd.	323,582	502,694
Hong Kong Exchanges & Clearing Ltd.	14,600	879,529
Hongkong Land Holdings Ltd.(b)	42,600	235,249
Link REIT	42,600	377,412
MTR Corp. Ltd.	71,000	387,313
Power Assets Holdings Ltd.	96,500	589,740
Sands China Ltd.(a)	56,800	129,457
Sino Biopharmaceutical Ltd.	284,000	209,417
Sun Hung Kai Properties Ltd.	27,500	364,604
Swire Properties Ltd.	56,800	152,279
Techtronic Industries Co. Ltd.	22,500	462,268
		8,137,800
India — 1.2%
Adani Green Energy Ltd.(a)	11,502	176,839
Adani Ports & Special Economic Zone Ltd.	18,176	168,599
Adani Total Gas Ltd.	9,289	178,563
Asian Paints Ltd.	14,200	588,495
Axis Bank Ltd.(a)	37,037	368,554
Bajaj Finance Ltd.	4,567	452,904
Bandhan Bank Ltd.(c)	10,624	41,510
Bharti Airtel Ltd.(a)	59,924	549,703
DLF Ltd.	42,600	227,518
Godrej Consumer Products Ltd.(a)	10,650	136,349
HCL Technologies Ltd.	29,536	452,260
HDFC Life Insurance Co. Ltd.(c)	10,650	96,855
Hero MotoCorp Ltd.	2,840	100,967
Hindustan Unilever Ltd.	19,312	618,121
Housing Development Finance Corp. Ltd.	23,288	887,894
ICICI Bank Ltd.	50,836	547,357
ICICI Bank Ltd., ADR, NVS	24,282	513,564
Infosys Ltd.	70,006	1,566,651
ITC Ltd.	110,334	329,431
Kotak Mahindra Bank Ltd.	10,238	278,494
Larsen & Toubro Ltd.	24,282	575,199
Mahindra & Mahindra Ltd., GDR	5,112	61,276
Maruti Suzuki India Ltd.	1,988	199,054
Nestle India Ltd.	2,414	613,373
Petronet LNG Ltd.	261,564	802,968
REC Ltd.	69,722	138,767
Reliance Industries Ltd.	48,848	1,657,665
SBI Life Insurance Co. Ltd.(c)	10,650	163,199
Sun Pharmaceutical Industries Ltd.	22,010	234,045
Tata Consultancy Services Ltd.	18,197	827,135
Tata Motors Ltd.(a)	89,321	574,603
Tech Mahindra Ltd.	17,324	342,913
Titan Co. Ltd.	8,662	276,381
Wipro Ltd.	12,780	110,669
Wipro Ltd., ADR	29,540	264,678
		15,122,553
Indonesia — 0.2%
Astra International Tbk PT	1,079,200	459,645
Security	Shares	Value

Indonesia (continued)
Bank Central Asia Tbk PT	986,400	$521,586
Bank Mandiri Persero Tbk PT	468,600	236,911
Bank Rakyat Indonesia Persero Tbk PT	1,147,937	344,592
Charoen Pokphand Indonesia Tbk PT	312,400	136,988
Gudang Garam Tbk PT	71,000	168,198
Merdeka Copper Gold Tbk PT(a)	1,661,400	370,641
Telkom Indonesia Persero Tbk PT	2,286,200	611,068
Unilever Indonesia Tbk PT	355,000	110,815
		2,960,444
Ireland — 0.5%
Flutter Entertainment PLC, Class DI(a)	3,707	701,759
Horizon Therapeutics PLC(a)	3,692	442,708
Kerry Group PLC, Class A	3,266	438,335
Kingspan Group PLC	3,834	441,389
Linde PLC	7,952	2,538,279
Seagate Technology Holdings PLC	3,834	341,494
STERIS PLC	1,136	265,529
Trane Technologies PLC	5,396	976,298
		6,145,791
Israel — 0.3%
Azrieli Group Ltd.	3,834	358,568
Bank Hapoalim BM	41,227	406,043
Bank Leumi Le-Israel BM	57,028	544,866
Check Point Software Technologies Ltd.(a)(b)	3,266	390,614
Elbit Systems Ltd.	2,414	380,522
Isracard Ltd.	0	1
Israel Discount Bank Ltd., Class A(a)	72,912	440,551
Mizrahi Tefahot Bank Ltd.	10,224	372,000
Nice Ltd.(a)	2,272	642,293
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	26,128	228,359
Wix.com Ltd.(a)	1,420	264,063
		4,027,880
Italy — 0.6%
Assicurazioni Generali SpA	28,400	618,415
Atlantia SpA(a)	17,324	334,845
CNH Industrial NV	26,412	454,961
Ferrari NV	2,414	572,810
Intesa Sanpaolo SpA	307,572	874,174
Mediobanca Banca di Credito Finanziario SpA(a)	23,430	279,584
Moncler SpA	6,106	439,415
Nexi SpA(a)(c)	18,744	325,905
Poste Italiane SpA(c)	44,020	628,686
Recordati Industria Chimica e Farmaceutica SpA	3,408	213,535
Snam SpA	155,206	879,054
Tenaris SA	105,790	1,178,108
Terna - Rete Elettrica Nazionale	79,662	593,545
UniCredit SpA	35,500	469,290
		7,862,327
Japan — 5.7%
Asahi Group Holdings Ltd.	14,200	644,399
Astellas Pharma Inc.	43,200	728,299
Canon Inc.	28,400	645,798
Central Japan Railway Co.	1,900	281,847
Chiba Bank Ltd. (The)	42,600	264,044
Chugai Pharmaceutical Co. Ltd.	14,200	530,929
Concordia Financial Group Ltd.	113,600	451,523
Dai-ichi Life Holdings Inc.	28,400	597,495
Daiichi Sankyo Co. Ltd.	42,600	1,074,899
Daikin Industries Ltd.	2,900	635,143

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House Industry Co. Ltd.	28,400	$936,921
Daiwa Securities Group Inc.	85,200	478,666
Denso Corp.	3,800	275,482
Dentsu Group Inc.	14,200	518,920
East Japan Railway Co.	17,400	1,083,785
Fanuc Corp.	2,200	434,766
Fast Retailing Co. Ltd.	500	331,909
Hitachi Ltd.	28,400	1,636,537
Honda Motor Co. Ltd.	28,400	840,011
Hoya Corp.	14,200	2,090,360
Hulic Co. Ltd.	42,600	409,620
Iida Group Holdings Co. Ltd.	14,200	350,094
Isuzu Motors Ltd.	28,400	382,059
Itochu Corp.	22,800	650,276
Japan Post Holdings Co. Ltd.	55,900	429,530
Japan Tobacco Inc.	47,700	936,407
Kajima Corp.	28,400	349,682
Kansai Paint Co. Ltd.	4,400	101,886
Kao Corp.	14,200	803,266
KDDI Corp.	30,400	929,631
Keisei Electric Railway Co. Ltd.	14,200	456,967
Keyence Corp.	2,200	1,327,952
Kirin Holdings Co. Ltd.	14,200	247,163
Komatsu Ltd.	28,400	743,833
Kubota Corp.	28,400	605,005
Kyocera Corp.	3,100	181,496
M3 Inc.	14,200	836,810
Marubeni Corp.	85,200	722,949
Medipal Holdings Corp.	28,400	513,819
Mitsubishi Electric Corp.	42,600	572,094
Mitsubishi Estate Co. Ltd.	28,400	431,594
Mitsubishi HC Capital Inc.	42,600	213,605
Mitsubishi Heavy Industries Ltd.	14,200	363,135
Mitsubishi UFJ Financial Group Inc.	284,000	1,557,312
Mitsui & Co. Ltd.	99,400	2,274,720
Mitsui Fudosan Co. Ltd.	14,200	324,666
Mizuho Financial Group Inc.	56,800	749,645
MS&AD Insurance Group Holdings Inc.	14,200	458,764
Murata Manufacturing Co. Ltd.	14,200	1,053,335
Nexon Co. Ltd.	14,200	241,700
Nidec Corp.	14,200	1,572,761
Nintendo Co. Ltd.	1,200	529,988
Nippon Paint Holdings Co. Ltd.	31,000	331,695
Nippon Telegraph & Telephone Corp.	28,400	795,738
Nomura Holdings Inc.	85,200	405,766
NTT Data Corp.	28,400	569,727
Obayashi Corp.	42,600	359,639
Olympus Corp.	28,400	615,230
Omron Corp.	2,100	200,833
Oriental Land Co. Ltd.	2,200	347,467
ORIX Corp.	28,400	564,487
Otsuka Holdings Co. Ltd.	14,200	561,599
Panasonic Corp.	42,600	526,793
Rakuten Group Inc.	42,600	466,386
Recruit Holdings Co. Ltd.	28,400	1,889,140
Renesas Electronics Corp.(a)	42,600	524,041
Resona Holdings Inc.	113,600	426,750
Ricoh Co. Ltd.	33,100	322,322
Santen Pharmaceutical Co. Ltd.	28,400	400,297
SBI Holdings Inc.	14,200	368,056
Security	Shares	Value

Japan (continued)
Secom Co. Ltd.	2,800	$190,883
Sekisui House Ltd.	14,200	295,229
Seven & i Holdings Co. Ltd.	14,200	596,184
Shimizu Corp.	56,800	416,165
Shin-Etsu Chemical Co. Ltd.	6,700	1,194,831
Shiseido Co. Ltd.	14,200	947,522
Shizuoka Bank Ltd. (The)	28,400	228,688
SMC Corp.	600	358,059
Softbank Corp.	42,600	581,476
SoftBank Group Corp.	28,400	1,537,501
Sony Group Corp.	28,400	3,288,615
Subaru Corp.	17,200	337,374
Sumitomo Corp.	28,400	404,690
Sumitomo Mitsui Financial Group Inc.	28,400	921,570
Sumitomo Mitsui Trust Holdings Inc.	14,200	467,092
Sumitomo Realty & Development Co. Ltd.	14,200	513,187
T&D Holdings Inc.	28,400	364,249
Taisei Corp.	14,200	445,584
Takeda Pharmaceutical Co. Ltd.	31,175	874,952
Terumo Corp.	14,200	626,444
Tokio Marine Holdings Inc.	14,200	747,914
Tokyo Electron Ltd.	1,900	885,463
Toshiba Corp.	14,200	612,476
Toyota Industries Corp.	14,200	1,207,179
Toyota Motor Corp.	213,000	3,758,205
Toyota Tsusho Corp.	14,200	615,942
Unicharm Corp.	14,200	574,288
Yaskawa Electric Corp.	14,200	615,031
Yokogawa Electric Corp.	14,200	283,748
Z Holdings Corp.	71,000	440,769
		69,810,773
Kuwait — 0.1%
Agility Public Warehousing Co. KSC	56,658	188,301
Kuwait Finance House KSCP.	85,361	235,917
Mobile Telecommunications Co. KSCP	273,680	542,009
National Bank of Kuwait SAKP	87,825	288,775
		1,255,002
Malaysia — 0.2%
Dialog Group Bhd	1,079,200	737,971
Malayan Banking Bhd	99,400	193,231
Petronas Dagangan Bhd	113,600	558,591
PPB Group Bhd	42,720	187,551
Public Bank Bhd	204,500	205,932
		1,883,276
Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	369,201	329,067
Coca-Cola Femsa SAB de CV	28,400	153,049
Fibra Uno Administracion SA de CV	269,800	268,123
Fomento Economico Mexicano SAB de CV	42,600	350,227
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,200	179,004
Grupo Financiero Banorte SAB de CV, Class O	57,001	360,894
Grupo Mexico SAB de CV, Series B	71,000	311,478
Promotora y Operadora de Infraestructura SAB de CV	11,385	83,723
Wal-Mart de Mexico SAB de CV	113,600	396,232
		2,431,797
Netherlands — 1.5%
Adyen NV(a)(c)	426	1,285,374
Aegon NV	58,646	297,469
Akzo Nobel NV	4,402	505,865

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Argenx SE(a)	1,136	$342,003
ASML Holding NV	7,668	6,233,314
Davide Campari-Milano NV	34,080	484,078
Heineken NV	4,970	550,124
ING Groep NV	71,568	1,085,608
Just Eat Takeaway.com NV(a)(c)	1,988	142,808
Koninklijke Ahold Delhaize NV	11,076	360,329
Koninklijke DSM NV	4,260	930,717
Koninklijke Philips NV	16,063	757,775
Koninklijke Vopak NV	5,964	237,355
NN Group NV	6,106	326,407
NXP Semiconductors NV	6,390	1,283,495
Prosus NV	17,330	1,526,478
Randstad NV	3,834	275,463
Stellantis NV	35,107	700,892
Universal Music Group NV	14,112	409,713
Universal Music Group NV	1,792	52,027
Wolters Kluwer NV	5,112	535,321
		18,322,615
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	7,384	165,427
Meridian Energy Ltd.	105,080	376,427
Xero Ltd.(a)	4,544	518,120
		1,059,974
Norway — 0.3%
Adevinta ASA(a)	15,336	253,324
DNB Bank ASA	44,392	1,056,382
Gjensidige Forsikring ASA	27,122	675,301
Mowi ASA	23,761	689,002
Orkla ASA	54,967	534,632
Schibsted ASA, Class A	1,304	67,371
Schibsted ASA, Class B	4,970	224,382
Telenor ASA	47,854	756,117
		4,256,511
Peru — 0.1%
Southern Copper Corp.	11,076	664,449
Philippines — 0.1%
Ayala Land Inc.	287,700	200,323
BDO Unibank Inc.	65,780	161,898
International Container Terminal Services Inc.	64,520	230,383
SM Prime Holdings Inc.	315,100	207,277
		799,881
Poland — 0.1%
Bank Polska Kasa Opieki SA	8,520	281,501
Powszechna Kasa Oszczednosci Bank Polski SA(a)	46,292	566,794
Powszechny Zaklad Ubezpieczen SA	20,164	201,741
		1,050,036
Portugal — 0.0%
Jeronimo Martins SGPS SA	18,602	421,477
Qatar — 0.1%
Barwa Real Estate Co.	501,260	432,449
Industries Qatar QSC	70,290	304,665
Mesaieed Petrochemical Holding Co.	592,282	389,372
Qatar National Bank QPSC	17,466	97,853
		1,224,339
Russia — 0.3%
Alrosa PJSC	184,910	326,463
Security	Shares	Value

Russia (continued)
Magnit PJSC, GDR(d)	9,108	$168,680
Mobile TeleSystems PJSC, ADR	60,776	558,532
Moscow Exchange MICEX-RTS PJSC	117,110	287,462
Polymetal International PLC	12,434	231,249
Polyus PJSC	1,430	283,388
Sberbank of Russia PJSC	242,180	1,218,357
VTB Bank PJSC	22,490,000	16,799
Yandex NV, Class A(a)	9,458	781,003
		3,871,933
Saudi Arabia — 0.5%
Abdullah Al Othaim Markets Co.	4,686	144,669
Al Rajhi Bank	27,052	999,602
Arab National Bank	32,660	200,663
Bank Al-Jazira	10,650	54,594
Banque Saudi Fransi	21,300	239,922
Dar Al Arkan Real Estate Development Co.(a)	52,966	139,792
Emaar Economic City(a)	93,862	317,803
Etihad Etisalat Co.	17,608	142,004
National Petrochemical Co.	46,355	594,437
Riyad Bank	39,334	309,878
SABIC Agri-Nutrients Co.	14,910	654,218
Saudi British Bank (The)	31,950	282,351
Saudi National Bank (The)	71,727	1,260,180
Saudi Telecom Co.	17,608	550,050
Yanbu National Petrochemical Co.	18,602	377,406
		6,267,569
Singapore — 0.2%
Ascendas REIT	77,402	177,284
City Developments Ltd.	85,200	462,505
DBS Group Holdings Ltd.	28,400	663,647
Genting Singapore Ltd.(b)	298,200	172,420
Oversea-Chinese Banking Corp. Ltd.(b)	46,500	406,495
Singapore Telecommunications Ltd.	348,400	646,364
United Overseas Bank Ltd.	5,100	101,379
UOL Group Ltd.	42,600	228,482
		2,858,576
South Africa — 0.3%
Discovery Ltd.(a)	21,300	195,123
FirstRand Ltd.	97,554	370,576
Gold Fields Ltd.	23,430	217,717
Growthpoint Properties Ltd.	284,000	240,958
Impala Platinum Holdings Ltd.	19,454	251,781
Kumba Iron Ore Ltd.	6,816	207,412
MTN Group Ltd.(a)	34,790	311,966
Naspers Ltd., Class N	4,135	700,278
Nedbank Group Ltd.	13,227	150,722
NEPI Rockcastle PLC	37,347	250,366
Northam Platinum Holdings Ltd.(a)	40,281	603,226
Old Mutual Ltd.	174,944	178,552
Reinet Investments SCA	8,804	158,904
Sanlam Ltd.	28,116	115,501
Standard Bank Group Ltd.	19,454	172,390
		4,125,472
South Korea — 1.5%
Amorepacific Corp.	1,562	243,065
Celltrion Healthcare Co. Ltd.(a)	3,010	209,296
Celltrion Inc.(a)	1,909	328,653
CJ ENM Co. Ltd.	1,704	257,733
Coway Co. Ltd.	2,130	144,425

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
GS Engineering & Construction Corp.	7,242	$256,974
Hana Financial Group Inc.	6,840	263,749
HLB Inc.(a)	3,490	125,688
Hotel Shilla Co. Ltd.	1,846	138,278
Hyundai Heavy Industries Holdings Co. Ltd.	5,822	315,638
Hyundai Mobis Co. Ltd.	1,704	368,352
Hyundai Motor Co.	3,124	558,744
Industrial Bank of Korea	19,596	185,469
Kakao Corp.	7,242	779,126
Kangwon Land Inc.(a)	10,650	253,412
KB Financial Group Inc.	7,255	351,170
Kia Corp.	5,538	404,121
Korea Aerospace Industries Ltd.	4,743	124,620
KT&G Corp.	7,100	493,157
LG Chem Ltd.	641	459,953
LG Electronics Inc.	2,982	308,499
LG Household & Health Care Ltd.	284	284,252
NAVER Corp.	2,313	804,190
NCSoft Corp.	570	306,265
Samsung Biologics Co. Ltd.(a)(c)	568	423,153
Samsung C&T Corp.	2,698	264,170
Samsung Electronics Co. Ltd.	89,891	5,382,054
Samsung Engineering Co. Ltd.(a)	13,348	283,899
Samsung Fire & Marine Insurance Co. Ltd.	1,136	225,181
Samsung Life Insurance Co. Ltd.	5,254	303,924
Samsung SDI Co. Ltd.	1,278	806,326
Samsung SDS Co. Ltd.	1,562	205,314
Shinhan Financial Group Co. Ltd.	8,950	292,190
SK Hynix Inc.	10,650	938,804
SK Inc.	2,272	474,137
SK Telecom Co. Ltd.(a)	1,266	335,220
		17,899,201
Spain — 0.6%
Aena SME SA(a)(c)	1,988	326,502
Amadeus IT Group SA(a)	10,650	712,462
Banco Bilbao Vizcaya Argentaria SA	134,190	939,079
Banco Santander SA	337,170	1,278,914
CaixaBank SA	87,898	252,677
Cellnex Telecom SA(c)	8,100	498,147
Enagas SA	7,009	157,278
Ferrovial SA	16,071	507,330
Iberdrola SA	53,766	634,898
Industria de Diseno Textil SA	24,140	874,453
Red Electrica Corp. SA	9,559	199,035
Siemens Gamesa Renewable Energy SA(a)	8,662	235,049
Telefonica SA	128,009	556,027
		7,171,851
Sweden — 0.9%
Alfa Laval AB	9,716	416,766
Assa Abloy AB, Class B	23,288	683,332
Atlas Copco AB, Class A	7,387	475,713
Atlas Copco AB, Class B	12,244	663,549
Boliden AB	19,596	690,841
Epiroc AB, Class A	12,922	321,518
Evolution AB(c)	3,408	553,261
H & M Hennes & Mauritz AB, Class B	18,176	341,942
Hexagon AB, Class B	40,754	655,883
ICA Gruppen AB	4,828	249,608
Industrivarden AB, Class A	244	8,049
Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class C	11,928	$388,001
Investor AB, Class B	56,658	1,307,322
Kinnevik AB, Class B(a)	8,804	345,564
Nibe Industrier AB, Class B	39,618	589,265
Sandvik AB	25,458	645,582
Skandinaviska Enskilda Banken AB, Class A	21,326	333,492
Skanska AB, Class B	12,354	314,111
Svenska Cellulosa AB SCA, Class B	16,046	250,720
Svenska Handelsbanken AB, Class A	16,614	190,435
Swedish Match AB	35,500	313,011
Telefonaktiebolaget LM Ericsson, Class B	44,020	480,496
Telia Co. AB	83,780	329,997
Volvo AB, Class B	34,648	807,962
		11,356,420
Switzerland — 2.5%
ABB Ltd., Registered	32,092	1,061,707
Adecco Group AG, Registered	3,834	193,157
Alcon Inc.	7,242	600,496
Cie. Financiere Richemont SA, Class A, Registered	9,940	1,230,079
Coca-Cola HBC AG, Class DI	9,372	324,835
Credit Suisse Group AG, Registered	53,734	558,925
EMS-Chemie Holding AG, Registered	142	140,853
Geberit AG, Registered	568	443,581
Givaudan SA, Registered	191	899,980
Julius Baer Group Ltd.	5,254	380,033
Kuehne + Nagel International AG, Registered	1,136	357,784
Logitech International SA, Registered	4,118	344,483
Lonza Group AG, Registered	852	700,174
Nestle SA, Registered	51,262	6,761,825
Novartis AG, Registered	37,204	3,077,243
Partners Group Holding AG	426	744,202
Roche Holding AG, NVS	12,638	4,895,885
Schindler Holding AG, Participation Certificates, NVS	1,704	443,700
SGS SA, Registered	142	420,394
Siemens Energy AG(a)	12,373	355,112
Sika AG, Registered	3,834	1,298,881
Sonova Holding AG, Registered	855	354,288
STMicroelectronics NV	14,626	694,425
Straumann Holding AG, Registered	142	295,601
Swiss Life Holding AG, Registered	568	311,586
Swiss Re AG	5,112	495,228
Temenos AG, Registered	2,414	369,575
UBS Group AG, Registered	60,557	1,102,299
Vifor Pharma AG	1,420	183,359
Zurich Insurance Group AG	2,272	1,006,997
		30,046,687
Taiwan — 1.6%
Acer Inc.	284,000	265,819
Cathay Financial Holding Co. Ltd.	434,253	905,197
China Development Financial Holding Corp.	1,136,000	580,642
China Life Insurance Co. Ltd.	248,678	259,936
Chunghwa Telecom Co. Ltd.	142,000	563,492
CTBC Financial Holding Co. Ltd.	710,400	593,226
Delta Electronics Inc.	21,000	185,375
E.Sun Financial Holding Co. Ltd.	308,437	294,718
Fubon Financial Holding Co. Ltd.	477,380	1,261,917
Hon Hai Precision Industry Co. Ltd.	179,720	693,780
Hotai Motor Co. Ltd.	5,000	110,101
MediaTek Inc.	21,000	691,166

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Mega Financial Holding Co. Ltd.	284,000	$341,294
Shin Kong Financial Holding Co. Ltd.	913,675	322,012
SinoPac Financial Holdings Co. Ltd.	710,200	361,696
Taishin Financial Holding Co. Ltd.	776,846	509,996
Taiwan Cooperative Financial Holding Co. Ltd.	291,754	237,217
Taiwan Mobile Co. Ltd.	142,000	500,859
Taiwan Semiconductor Manufacturing Co. Ltd.	447,000	9,485,470
Uni-President Enterprises Corp.	284,000	681,294
United Microelectronics Corp.	221,000	458,790
Yuanta Financial Holding Co. Ltd.	426,600	379,197
		19,683,194
Thailand — 0.2%
Airports of Thailand PCL, NVS	298,200	581,132
Bangkok Expressway & Metro PCL, NVS	2,686,000	729,049
CP ALL PCL, NVS	156,200	301,787
Krung Thai Bank PCL, NVS	880,400	305,588
Siam Commercial Bank PCL (The), NVS	142,000	539,908
		2,457,464
Turkey — 0.0%
Akbank TAS	202,831	123,631
BIM Birlesik Magazalar AS	21,158	136,777
Turkiye Is Bankasi AS, Class C	83,401	48,926
		309,334
United Arab Emirates — 0.1%
Emaar Properties PJSC	136,320	149,234
Emirates Telecommunications Group Co. PJSC	77,532	540,819
First Abu Dhabi Bank PJSC	93,222	452,466
		1,142,519
United Kingdom — 3.5%
3i Group PLC	37,204	694,785
Abrdn PLC	62,196	216,199
Amcor PLC	31,950	385,636
Antofagasta PLC	41,322	805,995
Aptiv PLC(a)	4,828	834,713
Ashtead Group PLC	10,224	856,875
AstraZeneca PLC	27,467	3,436,158
Aviva PLC	108,346	584,626
BAE Systems PLC	35,784	269,817
Barclays PLC	316,092	872,247
Barratt Developments PLC	32,944	299,068
Berkeley Group Holdings (The)	4,185	249,629
British American Tobacco PLC	44,450	1,546,167
British Land Co. PLC (The)	44,872	302,975
BT Group PLC(a)	141,858	269,506
Bunzl PLC	8,378	309,652
Burberry Group PLC	10,934	288,975
Coca-Cola Europacific Partners PLC	4,260	224,289
Compass Group PLC(a)	36,068	765,386
Croda International PLC	5,720	740,343
DCC PLC	3,124	260,668
Diageo PLC	45,866	2,281,911
Direct Line Insurance Group PLC	27,548	110,107
Entain PLC(a)	14,342	401,879
Experian PLC	18,928	867,871
Ferguson PLC	5,964	897,364
GlaxoSmithKline PLC	96,986	2,013,510
Halma PLC	10,650	431,893
Hargreaves Lansdown PLC	6,248	131,476
HSBC Holdings PLC	352,018	2,120,969
Security	Shares	Value

United Kingdom (continued)
Imperial Brands PLC	21,868	$461,440
Informa PLC(a)	34,364	244,463
Intertek Group PLC	3,692	247,246
JD Sports Fashion PLC	10,650	158,737
Johnson Matthey PLC	9,088	339,669
Kingfisher PLC	51,120	234,620
Land Securities Group PLC	28,968	272,139
Legal & General Group PLC	156,058	615,459
Lloyds Banking Group PLC	1,400,404	958,409
London Stock Exchange Group PLC	6,422	625,142
M&G PLC	107,494	293,684
Melrose Industries PLC	103,531	223,373
National Grid PLC	95,850	1,227,221
Natwest Group PLC	85,200	256,893
Next PLC	2,982	325,006
Ocado Group PLC(a)	9,088	224,297
Pearson PLC	23,004	189,291
Persimmon PLC	7,844	292,254
Prudential PLC	56,029	1,143,437
Reckitt Benckiser Group PLC	13,490	1,095,156
RELX PLC	37,914	1,175,614
Rentokil Initial PLC	31,950	257,164
Rolls-Royce Holdings PLC(a)	189,286	341,631
Sage Group PLC (The)	10,650	103,577
Segro PLC	18,602	328,782
Sensata Technologies Holding PLC(a)	4,828	266,023
Severn Trent PLC	17,324	648,823
Smith & Nephew PLC	27,122	468,399
Smiths Group PLC	14,342	266,303
St. James’s Place PLC	8,662	187,124
Standard Chartered PLC	23,755	160,655
Taylor Wimpey PLC	131,350	277,912
Tesco PLC	75,172	277,555
Unilever PLC	49,485	2,649,520
United Utilities Group PLC	41,890	595,388
Vodafone Group PLC	533,636	786,500
Whitbread PLC(a)	8,277	370,295
WPP PLC	30,956	447,462
		42,507,352
United States — 59.5%
10X Genomics Inc., Class A(a)	2,130	343,505
3M Co.	10,082	1,801,452
A O Smith Corp.	6,248	456,541
Abbott Laboratories	32,660	4,209,547
AbbVie Inc.	33,512	3,842,821
ABIOMED Inc.(a)	1,136	377,197
Accenture PLC, Class A	12,070	4,330,595
Activision Blizzard Inc.	12,070	943,753
Adobe Inc.(a)	8,094	5,264,014
Advanced Micro Devices Inc.(a)	22,578	2,714,553
Aflac Inc.	17,182	922,158
Agilent Technologies Inc.	5,822	916,907
AGNC Investment Corp.	20,448	325,532
Air Products & Chemicals Inc.	1,136	340,584
Airbnb Inc., Class A(a)	2,556	436,207
Akamai Technologies Inc.(a)	2,840	299,506
Albemarle Corp.	3,834	960,302
Alexandria Real Estate Equities Inc.	1,846	376,842
Align Technology Inc.(a)	1,562	975,266
Allegion PLC	2,698	346,153

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Allstate Corp. (The)	6,390	$790,251
Ally Financial Inc.	6,816	325,396
Alnylam Pharmaceuticals Inc.(a)	2,272	362,520
Alphabet Inc., Class A(a)	5,112	15,136,223
Alphabet Inc., Class C, NVS(a)	5,439	16,128,865
Altice USA Inc., Class A(a)(b)	8,804	143,505
Altria Group Inc.	40,328	1,778,868
Amazon.com Inc.(a)	7,668	25,859,793
AMERCO	426	313,958
American Express Co.	12,354	2,146,878
American International Group Inc.	20,448	1,208,272
American Tower Corp.	7,952	2,242,225
American Water Works Co. Inc.	10,366	1,805,550
Ameriprise Financial Inc.	2,272	686,439
AmerisourceBergen Corp.	2,556	311,883
AMETEK Inc.	4,260	564,024
Amgen Inc.	10,366	2,145,451
Amphenol Corp., Class A	12,070	926,614
Analog Devices Inc.	9,293	1,612,243
Annaly Capital Management Inc.	47,731	403,804
ANSYS Inc.(a)	1,057	401,216
Anthem Inc.	4,402	1,915,442
Aon PLC, Class A	4,118	1,317,431
Apollo Global Management Inc.	3,550	273,173
Apple Inc.	299,490	44,863,602
Applied Materials Inc.	17,892	2,444,942
Arch Capital Group Ltd.(a)	6,248	261,291
Arista Networks Inc.(a)	1,177	482,205
Arrow Electronics Inc.(a)	3,550	410,913
Arthur J Gallagher & Co.	1,988	333,328
Assurant Inc.	2,011	324,394
AT&T Inc.	133,764	3,378,879
Athene Holding Ltd., Class A(a)	3,692	321,241
Atmos Energy Corp.	9,695	893,103
Autodesk Inc.(a)	3,976	1,262,817
Automatic Data Processing Inc.	8,378	1,880,777
AutoZone Inc.(a)	284	506,895
Avalara Inc.(a)	2,272	408,142
AvalonBay Communities Inc.	2,840	672,171
Avantor Inc.(a)	13,371	539,921
Avery Dennison Corp.	2,556	556,492
Baker Hughes Co.	40,612	1,018,549
Ball Corp.	7,952	727,449
Bank of America Corp.	136,888	6,540,509
Bank of New York Mellon Corp. (The)	15,904	941,517
Bath & Body Works Inc.	4,402	304,134
Baxter International Inc.	8,662	683,952
Becton Dickinson and Co.	5,254	1,258,806
Berkshire Hathaway Inc., Class B(a)	22,720	6,520,867
Best Buy Co. Inc.	4,260	520,742
Biogen Inc.(a)	2,982	795,240
BioMarin Pharmaceutical Inc.(a)	4,402	348,770
Bio-Rad Laboratories Inc., Class A(a)	284	225,689
Bio-Techne Corp.	852	446,150
BlackRock Inc.(e)	2,556	2,411,484
Blackstone Inc., NVS	12,922	1,788,663
Boeing Co. (The)(a)	9,940	2,057,878
Booking Holdings Inc.(a)	852	2,062,505
BorgWarner Inc.	3,834	172,798
Boston Beer Co. Inc. (The), Class A, NVS(a)	284	139,864
Security	Shares	Value

United States (continued)
Boston Properties Inc.	2,414	$274,327
Boston Scientific Corp.(a)	29,820	1,286,137
Bristol-Myers Squibb Co.	43,026	2,512,718
Broadcom Inc.	7,952	4,227,840
Broadridge Financial Solutions Inc.	1,988	354,679
Brown & Brown Inc.	6,567	414,443
Brown-Forman Corp., Class B, NVS	6,435	436,872
Burlington Stores Inc.(a)	994	274,632
Cadence Design Systems Inc.(a)	3,976	688,285
Caesars Entertainment Inc.(a)	3,976	435,213
Capital One Financial Corp.	6,958	1,050,867
Cardinal Health Inc.	4,402	210,460
CarMax Inc.(a)	2,556	349,968
Carrier Global Corp.	17,354	906,399
Carvana Co.(a)	1,278	387,464
Catalent Inc.(a)(b)	3,124	430,675
Caterpillar Inc.	9,798	1,998,890
Cboe Global Markets Inc.	3,266	430,916
CBRE Group Inc., Class A(a)	6,141	639,155
CDW Corp./DE	2,698	503,582
Celanese Corp.	2,272	366,951
Centene Corp.(a)	9,394	669,229
Ceridian HCM Holding Inc.(a)	3,124	391,281
Cerner Corp.	6,390	474,713
Charles Schwab Corp. (The)	24,850	2,038,446
Charter Communications Inc., Class A(a)	2,272	1,533,350
Cheniere Energy Inc.(a)	9,372	969,065
Chevron Corp.	1,704	195,091
Chipotle Mexican Grill Inc.(a)	568	1,010,489
Chubb Ltd.	7,952	1,553,662
Church & Dwight Co. Inc.	5,680	496,205
Cigna Corp.	6,106	1,304,303
Cincinnati Financial Corp.	2,698	327,645
Cintas Corp.	1,704	738,002
Cisco Systems Inc.	76,964	4,307,675
Citigroup Inc.	40,044	2,769,443
Citizens Financial Group Inc.	12,496	592,060
Citrix Systems Inc.	1,988	188,323
Clorox Co. (The)	1,988	324,064
Cloudflare Inc., Class A(a)(b)	4,260	829,507
CME Group Inc.	6,248	1,377,996
Coca-Cola Co. (The)	78,100	4,402,497
Cognex Corp.	4,544	398,009
Cognizant Technology Solutions Corp., Class A	10,934	853,836
Colgate-Palmolive Co.	15,904	1,211,726
Comcast Corp., Class A	79,236	4,075,108
Conagra Brands Inc.	9,798	315,496
Consolidated Edison Inc.	11,218	845,837
Constellation Brands Inc., Class A	3,692	800,463
Cooper Companies Inc. (The)	710	296,013
Copart Inc.(a)	4,402	683,587
Corning Inc.	15,052	535,400
Corteva Inc.	15,194	655,621
CoStar Group Inc.(a)	8,520	733,146
Costco Wholesale Corp.	8,804	4,327,518
Coupa Software Inc.(a)	852	194,000
Crowdstrike Holdings Inc., Class A(a)	3,709	1,045,196
Crown Castle International Corp.	7,668	1,382,540
Crown Holdings Inc.	1,846	191,966
CSX Corp.	40,470	1,463,800

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cummins Inc.	2,272	$544,916
CVS Health Corp.	23,430	2,091,830
Danaher Corp.	11,786	3,674,521
Darden Restaurants Inc.	2,556	368,422
Datadog Inc., Class A(a)	2,698	450,701
DaVita Inc.(a)	1,136	117,281
Deere & Co.	5,396	1,847,105
Dell Technologies Inc., Class C(a)	6,106	671,599
DENTSPLY SIRONA Inc.	5,822	333,077
Dexcom Inc.(a)	1,846	1,150,446
Digital Realty Trust Inc.	4,118	649,862
Discover Financial Services	3,834	434,469
DISH Network Corp., Class A(a)	6,248	256,605
DocuSign Inc.(a)	3,009	837,375
Dollar General Corp.	4,118	912,219
Dollar Tree Inc.(a)	3,266	351,944
Domino’s Pizza Inc.	710	347,169
Dover Corp.	3,124	528,206
Dow Inc.	3,588	200,820
DR Horton Inc.	5,266	470,096
DraftKings Inc., Class A(a)(b)	5,112	238,168
Duke Realty Corp.	8,378	471,179
DuPont de Nemours Inc.	9,656	672,058
Eaton Corp. PLC	8,094	1,333,567
eBay Inc.	11,218	860,645
Ecolab Inc.	6,816	1,514,652
Edison International	12,354	777,437
Edwards Lifesciences Corp.(a)	12,354	1,480,256
Elanco Animal Health Inc.(a)	14,768	485,572
Electronic Arts Inc.	3,550	497,888
Eli Lilly & Co.	14,768	3,762,296
Emerson Electric Co.	13,632	1,322,440
Enphase Energy Inc.(a)	3,124	723,612
EPAM Systems Inc.(a)	852	573,600
Equifax Inc.	2,272	630,321
Equinix Inc.	1,562	1,307,503
Equitable Holdings Inc.	10,650	356,775
Equity Residential.	8,662	748,397
Essential Utilities Inc.	27,832	1,310,052
Essex Property Trust Inc.	994	337,890
Estee Lauder Companies Inc. (The), Class A	4,970	1,611,920
Etsy Inc.(a)	2,130	533,970
Everest Re Group Ltd.	710	185,665
Eversource Energy.	21,584	1,832,482
Exact Sciences Corp.(a)	3,550	338,031
Exelon Corp.	5,964	317,225
Expedia Group Inc.(a)	3,124	513,617
Expeditors International of Washington Inc.	1,704	210,035
Extra Space Storage Inc.	2,130	420,398
F5 Networks Inc.(a)	1,420	299,833
Fair Isaac Corp.(a)	652	259,626
Fastenal Co.	10,792	616,007
FedEx Corp.	3,550	836,132
Fidelity National Financial Inc.	5,623	269,398
Fidelity National Information Services Inc.	12,356	1,368,303
Fifth Third Bancorp.	16,046	698,482
First Republic Bank/CA	1,704	368,626
Fiserv Inc.(a)	11,946	1,176,562
FleetCor Technologies Inc.(a)	1,562	386,454
FMC Corp.	5,822	529,860
Security	Shares	Value

United States (continued)
Ford Motor Co.(a)	61,486	$1,050,181
Fortinet Inc.(a)	1,988	668,644
Fortive Corp.	6,128	463,951
Fortune Brands Home & Security Inc.	2,982	302,375
Fox Corp., Class A, NVS	7,810	310,369
Freeport-McMoRan Inc.	37,914	1,430,116
Garmin Ltd.	3,550	509,780
Gartner Inc.(a)	2,130	706,968
Generac Holdings Inc.(a)	1,420	707,955
General Dynamics Corp.	4,402	892,506
General Electric Co	20,628	2,163,258
General Mills Inc.	10,224	631,843
General Motors Co.(a)	21,868	1,190,275
Genuine Parts Co.	3,408	446,823
Gilead Sciences Inc.	23,856	1,547,777
Global Payments Inc.	5,112	730,965
GoDaddy Inc., Class A(a)	4,144	286,640
Goldman Sachs Group Inc. (The)	6,390	2,641,307
Halliburton Co.	82,218	2,054,628
Hartford Financial Services Group Inc. (The)	7,384	538,515
Hasbro Inc.	3,692	353,546
HCA Healthcare Inc.	4,544	1,138,090
Healthpeak Properties Inc.	6,862	243,670
HEICO Corp.	1,420	197,934
Henry Schein Inc.(a)	3,550	271,043
Hershey Co. (The)	3,124	547,793
Hess Corp.	11,502	949,720
Hewlett Packard Enterprise Co.	36,352	532,557
Hilton Worldwide Holdings Inc.(a)	4,118	592,786
Hologic Inc.(a)	4,686	343,531
Home Depot Inc. (The)	19,028	7,073,469
Honeywell International Inc.	13,774	3,011,272
Host Hotels & Resorts Inc.(a)	19,596	329,801
Howmet Aerospace Inc.	9,372	278,255
HP Inc.	26,838	813,997
HubSpot Inc.(a)	710	575,263
Humana Inc.	2,130	986,531
Huntington Bancshares Inc./OH	22,294	350,908
IAC/InterActiveCorp.(a)	1,562	238,002
IDEX Corp.	1,564	348,099
IDEXX Laboratories Inc.(a)	1,420	945,919
IHS Markit Ltd.	7,384	965,237
Illinois Tool Works Inc.	5,822	1,326,659
Illumina Inc.(a)	2,840	1,178,770
Incyte Corp.(a)	4,544	304,357
Ingersoll Rand Inc.(a)	6,575	353,472
Insulet Corp.(a)	852	264,137
Intel Corp.	74,692	3,659,908
Intercontinental Exchange Inc.	8,378	1,160,018
International Business Machines Corp.	17,892	2,238,289
International Flavors & Fragrances Inc.	6,532	963,143
Interpublic Group of Companies Inc. (The)	10,366	379,085
Intuit Inc.	4,686	2,933,389
Intuitive Surgical Inc.(a)	6,816	2,461,462
Invesco Ltd.	10,650	270,617
Invitation Homes Inc.	10,650	439,313
IQVIA Holdings Inc.(a)	4,402	1,150,771
Iron Mountain Inc.	7,384	337,006
Jack Henry & Associates Inc.	2,272	378,243
Jacobs Engineering Group Inc.	2,982	418,732

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Jazz Pharmaceuticals PLC(a)	942	$125,324
JM Smucker Co. (The)	2,272	279,138
Johnson & Johnson	48,564	7,910,104
Johnson Controls International PLC	18,176	1,333,573
JPMorgan Chase & Co.	51,528	8,754,092
Juniper Networks Inc.	10,224	301,812
Kansas City Southern	1,687	523,392
Kellogg Co.	5,599	343,219
Keurig Dr Pepper Inc.	14,200	512,478
KeyCorp.	25,702	598,086
Keysight Technologies Inc.(a)	2,556	460,131
Kimberly-Clark Corp.	3,692	478,077
Kinder Morgan Inc.	157,620	2,640,135
KKR & Co. Inc.	8,236	656,162
KLA Corp.	3,124	1,164,502
Kraft Heinz Co. (The)	15,620	560,602
Kroger Co. (The)	6,106	244,362
L3Harris Technologies Inc.	3,027	697,845
Laboratory Corp. of America Holdings(a)	1,704	489,082
Lam Research Corp.	2,698	1,520,512
Lamb Weston Holdings Inc.	6,390	360,716
Las Vegas Sands Corp.(a)	8,378	325,150
Leidos Holdings Inc.	3,408	340,732
Lennar Corp., Class A	4,970	496,652
Lennox International Inc.	665	199,021
Liberty Broadband Corp., Class C, NVS(a)	2,556	415,222
Liberty Global PLC, Class A(a)	9,656	277,513
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,396	268,613
Lincoln National Corp.	5,964	430,303
Live Nation Entertainment Inc.(a)	3,741	378,402
LKQ Corp.(a)	5,396	297,212
Lockheed Martin Corp.	4,118	1,368,494
Loews Corp.	13,064	732,499
Lowe’s Companies Inc.	12,780	2,988,220
Lululemon Athletica Inc.(a)	2,556	1,191,122
Lyft Inc., Class A(a)	7,526	345,218
M&T Bank Corp.	2,414	355,148
Markel Corp.(a)	142	186,464
MarketAxess Holdings Inc.	710	290,156
Marriott International Inc./MD, Class A(a)	1,988	318,120
Marsh & McLennan Companies Inc.	9,940	1,657,992
Martin Marietta Materials Inc.	1,562	613,616
Marvell Technology Inc.	16,472	1,128,332
Masco Corp.	7,100	465,405
Mastercard Inc., Class A	15,869	5,324,367
Match Group Inc.(a)	4,544	685,144
McCormick & Co. Inc./MD, NVS	6,532	524,062
McDonald’s Corp.	12,496	3,068,393
McKesson Corp.	2,840	590,379
Medical Properties Trust Inc.	10,650	227,165
Medtronic PLC	25,145	3,013,880
MercadoLibre Inc.(a)	852	1,261,829
Merck & Co. Inc.	47,996	4,226,048
Meta Platforms Inc, Class A(a)	43,026	13,921,923
MetLife Inc.	17,466	1,096,865
Mettler-Toledo International Inc.(a)	426	630,855
MGM Resorts International	8,662	408,500
Microchip Technology Inc.	9,372	694,371
Micron Technology Inc.	19,596	1,354,084
Microsoft Corp.	126,664	42,004,316
Security	Shares	Value

United States (continued)
Moderna Inc.(a)	5,964	$2,058,832
Molina Healthcare Inc.(a)	862	254,911
Molson Coors Beverage Co., Class B	4,544	200,345
Mondelez International Inc., Class A	28,116	1,707,766
MongoDB Inc.(a)	994	518,162
Monster Beverage Corp.(a)	9,230	784,550
Moody’s Corp.	2,556	1,033,007
Morgan Stanley	25,418	2,612,462
Mosaic Co. (The)	8,236	342,371
Motorola Solutions Inc.	3,124	776,595
MSCI Inc.	1,278	849,717
NetApp Inc.	5,538	494,543
Netflix Inc.(a)	7,952	5,489,345
Newell Brands Inc.	11,502	263,281
Newmont Corp.	15,762	851,148
News Corp., Class A, NVS	8,946	204,863
NextEra Energy Inc.	31,382	2,677,826
Nike Inc., Class B	23,004	3,848,339
Norfolk Southern Corp.	4,686	1,373,232
Northern Trust Corp.	2,982	366,905
Northrop Grumman Corp.	2,556	913,054
NortonLifeLock Inc.	11,644	296,340
Novocure Ltd.(a)	1,988	203,909
NVIDIA Corp.	44,872	11,472,424
O’Reilly Automotive Inc.(a)	1,136	706,956
Okta Inc.(a)	1,988	491,394
Old Dominion Freight Line Inc.	1,846	630,132
Omega Healthcare Investors Inc.	6,248	183,441
Omnicom Group Inc.	2,982	203,015
ONEOK Inc.	17,466	1,111,187
Oracle Corp.	34,648	3,324,129
Otis Worldwide Corp.	8,677	696,850
PACCAR Inc.	4,402	394,507
Palantir Technologies Inc., Class A(a)	13,064	338,096
Palo Alto Networks Inc.(a)	1,562	795,199
Parker-Hannifin Corp.	2,414	715,968
Paychex Inc.	7,100	875,288
Paycom Software Inc.(a)	994	544,563
PayPal Holdings Inc.(a)	19,738	4,590,861
Peloton Interactive Inc., Class A(a)	5,112	467,441
Pentair PLC	3,861	285,598
PepsiCo Inc.	25,418	4,107,549
PerkinElmer Inc.	2,272	401,894
Pfizer Inc.	103,764	4,538,637
PG&E Corp.(a)	19,170	222,372
Philip Morris International Inc.	29,110	2,752,059
Pinterest Inc., Class A(a)	9,798	437,383
Pioneer Natural Resources Co.	17,324	3,239,242
Plug Power Inc.(a)(b)	11,644	445,616
PNC Financial Services Group Inc. (The)	8,236	1,738,043
Pool Corp.	852	438,916
PPG Industries Inc.	7,668	1,231,251
Principal Financial Group Inc.	6,532	438,232
Procter & Gamble Co. (The)	46,860	6,700,511
Progressive Corp. (The)	10,650	1,010,472
Prologis Inc.	13,916	2,017,263
Prudential Financial Inc.	10,082	1,109,524
PTC Inc.(a)	3,124	397,841
Public Storage	2,698	896,222
PulteGroup Inc.	5,112	245,785

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Qorvo Inc.(a)	1,988	$334,441
QUALCOMM Inc.	21,158	2,814,860
Quest Diagnostics Inc.	2,130	312,641
Raytheon Technologies Corp.	29,969	2,663,045
Realty Income Corp.	3,408	243,433
Regency Centers Corp.	3,408	239,957
Regeneron Pharmaceuticals Inc.(a)	1,562	999,586
Regions Financial Corp.	22,862	541,372
ResMed Inc.	2,556	671,998
RingCentral Inc., Class A(a)(b)	1,136	276,934
Robert Half International Inc.	3,124	353,231
Rockwell Automation Inc.	1,988	634,967
Roku Inc.(a)	2,130	649,437
Rollins Inc.	7,850	276,556
Roper Technologies Inc.	2,130	1,039,163
Ross Stores Inc.	6,674	755,497
Royal Caribbean Cruises Ltd.(a)	3,834	323,705
S&P Global Inc.	4,260	2,019,922
salesforce.com Inc.(a)	16,798	5,034,193
SBA Communications Corp.	1,988	686,516
Schlumberger NV	73,272	2,363,755
Seagen Inc.(a)	1,704	300,466
Sealed Air Corp.	5,396	320,091
Sempra Energy	7,815	997,428
ServiceNow Inc.(a)	3,408	2,377,966
Sherwin-Williams Co. (The)	5,680	1,798,345
Simon Property Group Inc.	6,674	978,275
Skyworks Solutions Inc.	3,408	569,579
Snap Inc., Class A, NVS(a)(b)	17,608	925,829
Snap-on Inc.	1,562	317,445
Snowflake Inc., Class A(a)	994	351,717
SolarEdge Technologies Inc.(a)	1,278	453,281
Splunk Inc.(a)	2,414	397,875
Square Inc., Class A(a)(b)	7,242	1,843,089
SS&C Technologies Holdings Inc.	3,124	248,264
Stanley Black & Decker Inc.	3,408	612,520
Starbucks Corp.	23,856	2,530,406
State Street Corp.	7,155	705,125
Stryker Corp.	6,390	1,700,187
Sun Communities Inc.	1,420	278,292
Sunrun Inc.(a)	5,964	344,004
SVB Financial Group(a)	994	713,096
Synchrony Financial	9,656	448,521
Synopsys Inc.(a)	1,988	662,362
Sysco Corp.	11,502	884,504
T-Mobile U.S. Inc.(a)	11,076	1,274,072
T Rowe Price Group Inc.	3,408	739,127
Take-Two Interactive Software Inc.(a)	1,420	257,020
Target Corp.	8,662	2,248,828
TE Connectivity Ltd.	8,236	1,202,456
Teladoc Health Inc.(a)	2,840	424,836
Teledyne Technologies Inc.(a)	710	318,946
Teleflex Inc.	710	253,427
Teradyne Inc.	4,260	588,902
Tesla Inc.(a)	13,916	15,502,424
Texas Instruments Inc.	17,892	3,354,392
Textron Inc.	4,118	304,114
Thermo Fisher Scientific Inc.	7,242	4,584,693
TJX Companies Inc. (The)	23,998	1,571,629
Tractor Supply Co.	1,988	431,734
Security	Shares	Value

United States (continued)
Trade Desk Inc. (The), Class A(a)	8,236	$616,959
Tradeweb Markets Inc., Class A	1,988	177,131
TransDigm Group Inc.(a)	994	620,077
TransUnion	3,834	442,022
Travelers Companies Inc. (The)	4,828	776,729
Trimble Inc.(a)	6,248	545,888
Truist Financial Corp.	23,766	1,508,428
Twilio Inc., Class A(a)	2,840	827,462
Twitter Inc.(a)	13,916	745,063
Tyson Foods Inc., Class A	2,982	238,471
U.S. Bancorp.	25,702	1,551,630
Uber Technologies Inc.(a)	26,128	1,144,929
UDR Inc.	3,882	215,567
Ulta Beauty Inc.(a)	1,136	417,321
Union Pacific Corp.	11,502	2,776,583
United Parcel Service Inc., Class B	12,638	2,697,834
United Rentals Inc.(a)	1,988	753,671
UnitedHealth Group Inc.	16,756	7,715,635
Universal Health Services Inc., Class B	2,698	334,822
Vail Resorts Inc.	852	293,693
Valero Energy Corp.	5,112	395,311
Veeva Systems Inc., Class A(a)	2,698	855,293
Ventas Inc.	7,952	424,398
VEREIT Inc.	6,503	327,101
VeriSign Inc.(a)	995	221,557
Verisk Analytics Inc.	2,840	597,167
Verizon Communications Inc.	72,562	3,845,060
Vertex Pharmaceuticals Inc.(a)	4,402	814,062
VF Corp.	6,532	476,052
ViacomCBS Inc., Class B, NVS	8,574	310,550
Viatris Inc.	24,015	320,600
VICI Properties Inc.	10,650	312,578
Visa Inc., Class A	29,962	6,345,053
VMware Inc., Class A(a)	1,562	236,955
Vornado Realty Trust.	7,827	333,665
Voya Financial Inc.	2,908	202,891
Vulcan Materials Co.	3,834	728,920
Walmart Inc.	28,116	4,201,093
Walgreens Boots Alliance Inc.	17,182	807,898
Walt Disney Co. (The)(a)	31,950	5,401,787
Waters Corp.(a)	1,278	469,729
Wayfair Inc., Class A(a)(b)	1,420	353,722
Wells Fargo & Co.	74,834	3,828,507
Welltower Inc.	10,224	822,010
West Pharmaceutical Services Inc.	852	366,258
Western Digital Corp.(a)	5,822	304,432
Western Union Co. (The)	9,940	181,107
Westinghouse Air Brake Technologies Corp.	4,118	373,626
Weyerhaeuser Co.	15,052	537,657
Whirlpool Corp.	1,704	359,254
Williams Companies Inc. (The)	44,446	1,248,488
Willis Towers Watson PLC	2,008	486,498
Workday Inc., Class A(a)	3,266	947,075
WP Carey Inc.	3,271	252,227
WW Grainger Inc.	852	394,570
Wynn Resorts Ltd.(a)	3,266	293,287
Xilinx Inc.	4,970	894,600
Xylem Inc./NY	4,686	611,945
Yum! Brands Inc.	4,118	514,503
Zebra Technologies Corp., Class A(a)	1,136	606,567

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zillow Group Inc., Class C, NVS(a)(b)	4,686	$485,610
Zimmer Biomet Holdings Inc.	4,544	650,337
Zoetis Inc.	8,946	1,934,125
Zoom Video Communications Inc., Class A(a)	3,692	1,014,008
		730,079,205
Total Common Stocks — 99.1%
(Cost: $962,797,935)		1,215,176,070

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	64,629	227,881
Bradespar SA, Preference Shares, NVS	58,046	500,462
Itau Unibanco Holding SA, Preference Shares, NVS	35,838	148,018
Itausa SA, Preference Shares, NVS	211,012	383,230
		1,259,591
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B
Preference Shares, NVS	10,100	549,603

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	29,678	266,380

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	3,065	146,828
Henkel AG & Co. KGaA, Preference Shares, NVS	6,816	610,628
Sartorius AG, Preference Shares, NVS	1,725	1,117,347
Volkswagen AG, Preference Shares, NVS	4,402	987,947
		2,862,750
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	549,256	208,813

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	501	164,568
Samsung Electronics Co. Ltd., Preference Shares, NVS	14,200	780,091
		944,659
Total Preferred Stocks — 0.5%
(Cost: $5,960,354)		6,091,796
Security	Shares	Value

Rights

Brazil — 0.0%
Ultrapar Participacoes SA (Expires 11/03/21)(a)	658	$—

Germany — 0.0%
Vitesco Technologies Group AG (a)	1	46

Total Rights — 0.0%
(Cost: $0)		46

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	6,588,856	6,592,150
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	2,070,000	2,070,000
		8,662,150
Total Short-Term Investments — 0.7%
(Cost: $8,660,536)		8,662,150

Total Investments in Securities — 100.3%
(Cost: $977,418,825)		1,229,930,062

Other Assets, Less Liabilities — (0.3)%		(3,424,006)

Net Assets — 100.0%		$1,226,506,056

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,226,983	$2,365,167	(a)	$—	$—	$—	$6,592,150	6,588,856	$2,528	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,380,000	690,000	(a)	—	—	—	2,070,000	2,070,000	21		—
BlackRock Inc.	1,525,352	717,959		—	—	168,173	2,411,484	2,556	8,739		—
					$—	$168,173	$11,073,634		$11,288		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI EAFE Index	8	12/17/21	$936	$11,970
MSCI Emerging Markets Index	9	12/17/21	568	781
S&P 500 E-Mini Index	9	12/17/21	2,068	78,149
				$90,900

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI Low Carbon Target ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$808,429,286	$406,746,784	$—	$1,215,176,070
Preferred Stocks	1,672,799	4,418,997	—	6,091,796
Rights	—	46	—	46
Money Market Funds	8,662,150	—	—	8,662,150
	$818,764,235	$411,165,827	$—	$1,229,930,062
Derivative financial instruments(a)
Assets
Futures Contracts	$90,900	$—	$—	$90,900

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust